Risk management - United States - Santander Bank, N.A - Expected losses based on prospective information (Details) - United States - Santander Bank, National Association	12 Months Ended
Dec. 31, 2018 item
Disclosure of credit risk exposure [line items]
Number of prospective macroeconomic scenarios	3
Evolution projection period (in years)	5 years
Minimum period of irregular positions to consider significant increase in risk	30 days
Pessimistic scenario
Disclosure of credit risk exposure [line items]
Interest rate (as a percent)	1.30%
Unemployment rate (as a percent)	6.90%
Housing price change (as a percent)	2.20%
GDP growth (as a percent)	1.50%
Percentage of weightings associated with the macroeconomic scenarios	20.00%
Base scenario
Disclosure of credit risk exposure [line items]
Interest rate (as a percent)	2.80%
Unemployment rate (as a percent)	4.20%
Housing price change (as a percent)	3.90%
GDP growth (as a percent)	2.10%
Percentage of weightings associated with the macroeconomic scenarios	60.00%
Optimistic scenario
Disclosure of credit risk exposure [line items]
Interest rate (as a percent)	3.60%
Unemployment rate (as a percent)	3.80%
Housing price change (as a percent)	3.90%
GDP growth (as a percent)	2.80%
Percentage of weightings associated with the macroeconomic scenarios	20.00%